Geographic Information (Details) - Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
North America [Member]
Revenues:
Revenues	[1]	$ 91,177	$ 77,365
Europe [Member]
Revenues:
Revenues		81,262	66,074
Rest of the World [Member]
Revenues:
Revenues		11,158	12,877
Total Revenues [Member]
Revenues:
Revenues		$ 183,597	$ 156,316

[1]	Revenue derived from North America consist primarily of revenues from the United States, except for approximately $280 (unaudited) and $351 (unaudited) of revenues derived from Canada during the six months ended June 30, 2020 and 2019, respectively.